Common Shares and Treasury Stock	12 Months Ended
May 31, 2025
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
15.	COMMON SHARES AND TREASURY STOCK
As of May 31, 2024 and 2025, the Company had 3,000,000,000 common shares authorized with par value of US$0.001.
The movements of the outstanding common shares and treasury stock are as follows:

	Number of common shares	Number of treasury stock
Shares outstanding as of May 31, 2023	1,643,162,653	59,463,140
Issuance of common share for NES	12,191,640	(12,191,640)
Shares repurchase (a)	(7,839,430)	7,839,430

Shares outstanding as of May 31, 2024	1,647,514,863	55,110,930

Issuance of common share for NES	10,891,280	(10,891,280)
Shares repurchase (a)	(78,117,530)	78,117,530

Shares outstanding as of May 31, 2025	1,580,288,613	122,337,180

(a)
As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.